Schedule of Investments
February 28, 2021 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.75%

Communications Equipment, Nec - 2.25%
Lumentum Holdings, Inc. (2)	38,650	3,478,500

Construction, Mining & Materials Handling Machinery & Equipment - 8.54%
Manitowoc Co., Inc. (2)	811,600	13,220,964

Dental Equipment & Supplies - 3.30%
Envista Holdings Corp. (2)	132,425	5,103,659

Drawing & Insulating of Nonferrous Wire - 1.76%
Corning, Inc.	71,350	2,728,424

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.24%
General Electric Co.	523,100	6,559,674

Fire, Marine & Casulty Insurance - 3.73%
Berkshire Hathaway, Inc. Class B (2)	20,825	5,008,621
Fairfax Financial Holdings, Ltd. (Canada)	1,875	764,291

		5,772,912

Industrial Instruments For Measurement, Display, and Control - 14.92%
Cognex Corp.	217,575	17,969,519
Danaher Corp.	23,325	5,123,803

		23,093,322

Industrial Trucks, Tractors, Trailors & Stackers - 2.68%
Terex Corp. (2)	100,675	4,145,796

Land Subdividers & Developers (No Cemeteries) - 10.42%
The St. Joe Co.	320,400	16,125,732

National Commerical Banks - 1.63%
Bank of America Corp.	10,150	352,306
JPMorgan Chase & Co.	17,175	2,527,645
		2,879,951

Office Furniture - 3.82%
Herman Miller, Inc.	154,250	5,916,259

Optical Instruments & Lenses - 1.91%
II-VI, Inc.(2)	35,125	2,961,037

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 2.69%
Rogers Corp.(2)	22,950	4,164,966

Printed Circuit Boards - 1.27%
Kimball Electronics, Inc. (2)	83,900	1,969,972

Pumps & Pumping Equipment - 3.73%
Colfax Corp. (2)	130,175	5,773,261

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	15	46,394

Retail-Eating Places - 1.18%
Chipotle Mexican Grill, Inc. (2)	1,270	1,831,340

Retail- Home Furniture, Furnishings & Equipment Stores - 9.24%
The Container Store Group, Inc. (2)	933,075	14,304,040

Retail- Variety Stores - 2.61%
Costco Wholesale Corp.	12,200	4,038,200

Services-Business Services, Nec - 2.17%
Global Payments, Inc.	17,000	3,365,830

Services-Prepackaged Software - 2.61%
National Instruments Corp.	91,050	4,042,620

Steel Works, Blast Furnaces & Rolling Mills (Coke Oven) - 2.50%
Nucor Corp.	64,600	3,864,372

Telephone & Telegraph Apparatus - 1.64%
Ciena Corp. (2)	48,600	2,535,462

Telephone Communications (No Radiotelephone) - 8.23%
Lumen Technologies, Inc.	1,036,750	12,741,658

Textile Mill Products - 1.29%
Interface, Inc.	160,925	1,998,689

Trucking (No Local) - 1.11%
YRC Worldwide, Inc.(2)	287,025	1,713,539

Total Common Stock	(Cost $82,008,944)	154,376,573

Money Market Registered Investment Companies - 0.24%

Federated Hermes Government Obligation Fund - Institutional Class - 0.01% (3)	366,498	366,498

Total Money Market Registered Investment Companies	(Cost $ 366,498)	366,498

Total Investments - 99.99%	(Cost $ 82,375,442)	154,743,071

Other Assets less Liabilities - 0.01%		15,576

Total Net Assets - 100.00%		154,758,647

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$154,743,071	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$154,743,071	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at February 28, 2021.